SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of weighted average assumptions

	2019	2021
Dividend yield	—	—
Expected annual volatility	39.4-41.1%	42.1%
Risk-free interest rate	1.64-1.88%	1.28%
Expected life of the awards (years)	5.91-6.05	7.24

Schedule of share-based compensation expenses

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Restricted Share Units ("RSUs")	6,657	11,312	15,651	210.7
Synthetic Options Programs	907	457	1,621	21.8
RSUs in respect of the Self-Driving Group	—	—	1,280	17.2
Performance Share Units ("PSUs")	—	—	1,277	17.2
Options	591	378	493	6.6
RSUs and Options in respect of MLU Group	1,204	2,295	203	2.7
Other Business Unit Equity Awards	496	1,286	304	4.2
Total share‑based compensation expenses	9,855	15,728	20,829	280.4

Summary of awards activity for the Company

	Options		SARs		RSUs		PSUs
		Weighted		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2020	2,770,054	$38.70	101,100	$32.72	15,889,959	—	218,159	—
Granted	650,000	64.79	—	—	6,621,471	—	343,001	—
Exercised	(386,420)	40.00	(26,100)	32.35	(5,358,903)	—	—	—
Forfeited	(138,334)	40.00	—	—	(1,318,942)	—	(10,964)	—
Expired	—	—	—	—	(500)	—	—	—
Cancelled	—	—	—	—	(195,944)	—	(117,918)	—
Outstanding as of December 31, 2021	2,895,300	$44.32	75,000	$32.85	15,637,141	—	432,278	—

Summary of information about outstanding and exercisable awards

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$36.62	Option	1,068,554	7.59	$25.5	667,846	7.59	$15.9
$40.00	Option	1,176,746	6.13	24.1	1,113,746	6.11	22.8
$64.79	Option	650,000	9.39	—	130,000	9.39	—
Total Options		2,895,300	7.40	49.6	1,911,592	6.85	38.7
$32.85	SARs	75,000	1.56	2.1	75,000	1.56	2.1
Total SARs		75,000	1.56	2.1	75,000	1.56	2.1
Total RSUs	RSU	15,637,141	8.42	946.0	5,420,096	7.57	327.9
Total PSUs	PSU	432,278	9.07	26.2	—	—	—
Total Options, SARs, RSUs and PSUs		19,039,719	8.26	$1,023.9	7,406,688	7.32	$368.7

Summary of information about non-vested share awards

	Options		RSUs		PSUs
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant Date		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2020	1,064,346	$15.48	10,517,968	$44.77	218,159	$94.23
Granted	650,000	27.05	6,621,471	68.72	343,001	109.75
Vested	(592,304)	17.98	(5,408,295)	50.47	—	—
Forfeited	(138,334)	14.53	(1,318,942)	49.82	(10,964)	106.31
Cancelled	—	—	(195,157)	35.88	(117,918)	103.00
Non-vested as of December 31, 2021	983,708	$21.75	10,217,045	$56.80	432,278	$103.85

Synthetic Options And PSU's
Schedule of weighted average assumptions

2021
Dividend yield	—
Business unit’s expected annual volatility	30.2-78.5%
Company’s expected annual volatility	39.0-42.0%
Risk-free interest rate	0.29-1.00%

Synthetic Options Equity Incentive Plans
Summary of awards activity for the Company

	Options
			Weighted
			average exercise
	Quantity		price per share
Outstanding as of December 31, 2020	1,459,077	RUB	1,566.8
Granted	1,947,114		743.9
Exercised	(213,220)		578.3
Forfeited	(115,014)		2,990.1
Cancelled	(985,896)		812.6
Outstanding as of December 31, 2021	2,092,061	RUB	1,178.9

Summary of information about outstanding and exercisable awards

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
	award	outstanding	Life (in years)	exercisable	Life (in years)
Total Options	Option	2,092,061	9.12	459,802	8.52

Summary of information about non-vested share awards

	Options
			Weighted
			Average Grant Date
	Quantity		Fair Value
Non-vested as of December 31, 2020	452,685	RUB	1,625.0
Granted	1,947,114		3,625.9
Vested	(413,676)		3,937.9
Forfeited	(115,014)		4,954.1
Cancelled	(238,850)		890.1
Non-vested as of December 31, 2021	1,632,259	RUB	3,298.6

Self-Driving Group 2021 Equity Incentive Plan
Summary of awards activity for the Company

	RSUs
		Weighted
		average exercise
	Quantity	price per share
Outstanding as of December 31, 2020	—	$—
Granted	2,249,613	—
Outstanding as of December 31, 2021	2,249,613	$—

Summary of information about outstanding and exercisable awards

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
	award	outstanding	Life (in years)	exercisable	Life (in years)
Total RSUs	RSU	2,249,613	9.16	1,186,884	9.12

Summary of information about non-vested share awards

RSUs
Quantity
Non-vested as of December 31, 2020	—
Granted	2,249,613
Vested	(1,186,884)
Non-vested as of December 31, 2021	1,062,729